MORGAN DEMPSEY LARGE CAP VALUE ETF
Schedule of Investments
December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Aerospace & Defense - 6.1%
General Dynamics Corp.	1,894	$491,815
Lockheed Martin Corp.	962	436,017
		927,832

Air Freight & Logistics - 2.7%
United Parcel Service, Inc. - Class B	2,617	411,471

Biotechnology - 3.7%
Gilead Sciences, Inc.	7,000	567,070

Commodity Chemicals - 2.9%
LyondellBasell Industries N.V. - Class A	4,619	439,175

Communications Equipment - 3.2%
Cisco Systems, Inc.	9,546	482,264

Construction Machinery & Heavy Trucks - 2.5%
Cummins, Inc.	1,582	379,000

Diversified Banks - 4.8%
Citigroup, Inc.	8,842	454,832
U.S. Bancorp	6,153	266,302
		721,134

Diversified Metals & Mining - 2.7%
Rio Tinto PLC - ADR	5,502	409,679

Electric Utilities - 5.3%
Duke Energy Corp.	3,843	372,925
Southern Co.	6,178	433,201
		806,126

Health Care Equipment - 3.0%
Medtronic PLC	5,630	463,799

Household Products - 2.9%
Procter & Gamble Co.	2,982	436,982

MORGAN DEMPSEY LARGE CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Integrated Oil & Gas - 6.6%
Chevron Corp.	2,961	$441,663
Exxon Mobil Corp.	5,649	564,788
		1,006,451

Integrated Telecommunication Services - 5.9%
AT&T, Inc.	27,349	458,916
Verizon Communications, Inc.	11,414	430,308
		889,224

IT Consulting & Other Services - 3.5%
International Business Machines Corp.	3,214	525,650

Leisure Products - 2.2%
Hasbro, Inc.	6,646	339,345

Life & Health Insurance - 2.8%
Prudential Financial, Inc.	4,041	419,092

Oil & Gas Refining & Marketing - 3.7%
Phillips 66	4,181	556,658

Oil & Gas Storage & Transportation - 5.7%
Enbridge, Inc.	10,717	386,026
Pembina Pipeline Corp.	13,736	472,793
		858,819

Packaged Foods & Meats - 5.6%
General Mills, Inc.	5,944	387,192
Kraft Heinz Co.	12,489	461,843
		849,035

Pharmaceuticals - 8.2%
Johnson & Johnson	2,464	386,207
Merck & Co., Inc.	4,225	460,611
Pfizer, Inc.	14,117	406,428
		1,253,246

Restaurants - 3.3%
McDonald's Corp.	1,675	496,654

MORGAN DEMPSEY LARGE CAP VALUE ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 2.9%
Coca-Cola Co.	7,525	$443,448

Tobacco - 2.7%
Philip Morris International, Inc.	4,355	409,718
TOTAL COMMON STOCKS (Cost $14,207,735)		14,091,872

EXCHANGE TRADED FUNDS - 3.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	5,301	484,458
TOTAL EXCHANGE TRADED FUNDS (Cost $486,018)		484,458

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Telecom Tower REITs - 2.9%
Crown Castle, Inc.	3,821	440,141
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $446,688)		440,141

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.30%(a)	140,636	140,636
TOTAL SHORT-TERM INVESTMENTS (Cost $140,636)		140,636

TOTAL INVESTMENTS - 99.9% (Cost $15,281,077)		$15,157,107
Other Assets in Excess of Liabilities - 0.1%		15,027
TOTAL NET ASSETS - 100.0%		$15,172,134
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) The rate shown represents the 7-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MORGAN DEMPSEY LARGE CAP VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MORGAN DEMPSEY LARGE CAP VALUE ETF

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments*
Common Stocks	$14,091,872	$—	$—	$14,091,872
Exchange Traded Funds	484,458	—		484,458
Real Estate Investment Trusts	440,141	—	—	440,141
Money Market Funds	140,636	—	—	140,636
Total Investments in Securities	$15,157,107	$—	$—	$15,157,107

*	Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended December 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.